FAIR VALUE OF FINANCIAL INSTRUMENTS	3 Months Ended
Sep. 30, 2015
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 4:- FAIR VALUE OF FINANCIAL INSTRUMENTS

	September 30, 2015 (Unaudited)		June 30, 2015
	Level 1	Level 2	Level 1	Level 2
Marketable securities	$11,027	$9,282	$12,650	$9,600
Foreign currency derivative instruments	-	(16)	-	322
Total financial assets	$11,027	$9,266	$12,650	$9,922

	September 30, 2015 (Unaudited)		June 30, 2015
	Balance Sheet location	Fair Value	Balance Sheet location	Fair Value
Derivatives designated as cash flow hedge instruments	Other current liabilities	$(2)	Other current assets	$52
Derivatives not designated as hedge instruments	Other current liabilities	$(14)	Other current assets	$270
Total		$(16)		$322